Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost Of Sales [Abstract]
Site maintenance		$ 11,937	$ 9,519
Payroll, salaries and associated expenses	$ 6,408	2,823	860
Insurance	3,450	1,391	965
Municipal taxes	2,133	2,101	1,883
Lease	851	234	69
Expenses associated with facility construction services	751	3,291	1,434
Total	$ 40,438	$ 21,777	$ 14,730